Subsequent events - Earn-out and escrow finalization (Details) - USD ($)			12 Months Ended
	Jun. 30, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Earn-out consideration (note 5)		$ 10,319,429	$ 10,319,429
Earn-Out settled		3,095,799
Deferred and contingent consideration			$ 11,369,429	$ 1,274,402
Earn-out and escrow finalization
Disclosure of non-adjusting events after reporting period [line items]
Earn-out consideration (note 5)		7,223,630
Earn-Out by issuance of common stock		231,011
Earn-Out consideration paid in cash		2,780,590
Cash Earn-Out deferred	$ 4,443,040
Fee for cash Earn-Out deferred	$ 300,000
Deferred and contingent consideration		$ 1,050,000